Mar. 31, 2024
Matisse Discounted Bond CEF Strategy | MATISSE DISCOUNTED BOND CEF STRATEGY
INVESTMENT OBJECTIVE
The Matisse Discounted Bond CEF Strategy (the “Fund”) seeks total return with an emphasis on providing current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None
Redemption Fee (as a % of amount redeemed)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.60%
Interest Expenses from Borrowing	0.34%
Acquired Fund Fees and Expenses[1]	2.05%
Total Annual Fund Operating Expenses	3.64%
1. “Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include the direct operating expenses incurred by the Fund.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$366	$1,114	$1,883	$3,897

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended March 31, 2024, the Fund’s portfolio turnover rate was 53.67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is a “fund of funds” that seeks to achieve its investment objective principally through investments in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The closed-end funds in the Fund’s portfolio invest primarily in bonds, trade at substantial discounts relative to their underlying net asset values (“NAVs”) and pay regular periodic cash distributions. The Advisor believes this approach is capable of generating high total return and attractive income relative to many other fixed income investments.
As a matter of investment policy, the Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in discounted closed-end funds that primarily invest in bonds.  For purposes of this policy, a closed-end fund is considered discounted when, in the Advisor's determination, the closed-end fund’s market value is less than the value of its underlying portfolio, and a closed-end fund is considered to invest primarily in bonds when, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, are invested in bonds. This policy may be changed without shareholder approval upon 60-days' prior notice to shareholders.
Grounded in academic research, the Advisor firmly believes the closed-end fund market is highly inefficient. It is the Advisor’s conviction that closed-end fund discounts display strong (and highly predictable) mean reverting tendencies (the discounts fluctuate around a long-term average discount), and it employs an investment strategy that seeks to take advantage of this concept as it relates to the bond markets specifically. In evaluating bond closed-end funds for the portfolio, the Advisor utilizes a proprietary research process that attempts to forecast whether the market discount on a bond closed-end fund will increase or decrease in the future. The process is highly quantitative and model inputs include information about the bond closed-end fund’s discount (absolute, relative, quintile, patterns, and volatility), yield, distribution history, management team, expenses, underlying portfolio investments, balance sheets, liquidity, activist involvement, and historical pricing. The Advisor then builds a portfolio of bond closed-end funds that, in its opinion, are the most attractively discounted and most likely to see their discounts close (narrow) in the future. An analysis based on the same process determines when a bond closed-end fund should be sold. The Advisor determines to sell a closed-end fund when, in its opinion, it becomes less attractively discounted and less likely to see its discount close (narrow) in the future.
The Advisor’s investment strategy seeks to capture total return potential from the following sources:
1.	NAV Movement and Base Income (Traditional) – investors can benefit when the underlying portfolio of a closed-end fund appreciates in value, and any cash distributions paid out add to total return.
2.
Closed-End Fund Discount Movement (Enhanced) – unique to closed-end funds, investors benefit when a closed-end fund’s discount closes relative to its net asset value, creating capital appreciation potential.

3.	Excess Income Due to Discount (Enhanced) – regardless of discount level, closed-end funds pay out distributions at-NAV, so discounts amplify the income level you receive.
The Advisor intends to construct a diversified portfolio that generates regular income.  Under normal market conditions, the Fund's portfolio will hold Shares of approximately 30 to 90 closed-end funds, along with cash, cash equivalents, and other types of securities in which the Fund may make limited investments.  Each closed-end fund will hold primarily bonds. The bonds held by the closed-end funds may be below investment grade (also known as “junk” bonds) but will typically be rated B or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc., or Fitch, Inc. and may be of any maturity or duration. There is no limit to the amount of the Fund’s assets that may be invested in below investment grade bonds through its investments in closed-end funds. While the Advisor generally expects a majority of the Fund’s assets to be invested in investment grade bonds (rated BBB or higher by Standard & Poor’s Rating Services or the equivalent by Moody’s Investor Service, Inc., or Fitch, Inc.), when discounts are attractive, up to two-thirds of the portfolio may be invested in below-investment grade bonds through its investments in closed-end funds. In addition, the closed-end funds will invest in loans, preferred securities, convertible securities, foreign income securities, and derivative instruments for both investment and hedging purposes, and will utilize leverage to acquire their underlying portfolio investments.
The Fund's direct investments will be exclusively in US-traded and US-registered securities; however, the closed-end funds will own foreign-registered and foreign-traded securities.
Under normal circumstances, the Fund may hold up to 20% of its net assets in cash or cash equivalents. Cash equivalents, which can include money market funds, are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Based upon the Advisor's view of available investment opportunities, as well as for cash management purposes, the Fund's portfolio will include cash and cash equivalents that provide a temporary pool of liquidity for future investments, redemptions, and other Fund expenses.  The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.
To take advantage of opportunities to invest, the Fund may borrow money for investment purposes (leverage). Any borrowing by the Fund will be subject to the limitations set forth in Act, and relevant interpretive positions of the staff of the U.S. Securities and Exchange Commission (the “SEC”), which presently allows the Fund to borrow (including pledging, mortgaging, or hypothecating assets) in an amount up to one-third of its total assets, which include assets purchased with borrowed money.

PERFORMANCE INFORMATION
The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund’s average annual total returns compare to that of a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://fundinfopages.com/MDFIX.

Institutional Class Shares Calendar Year Returns

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 11.41% (quarter ended December 31, 2020) and the Fund’s lowest quarterly return was
-9.90% (quarter ended June 30, 2022). The Fund’s year-to-date return as of June 30, 2024, was 7.22%.

Average Annual Total Returns
Periods Ended December 31, 2023 (returns with maximum sales charge)
Periods Ended December 31, 2023 (returns with maximum sales charge)	Past 1 Year	Since Inception*
Institutional Class Shares
Before taxes	13.63%	8.02%
After taxes on distributions	10.27%	5.41%
After taxes on distributions and sale of Shares	7.93%	5.41%
Bloomberg U.S. Aggregate Total Return Index	5.53%	-2.08%
Bloomberg VLI High Yield Index	13.76%	5.42%
FT Taxable Fixed Income CEF Index	14.26%	6.90%
*The Institutional Class Shares commenced operations on April 30, 2020.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA). After-tax returns are shown for only one class of Shares and after-tax returns will vary for other classes.